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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         The Vertical Group, L.P.
                 -------------------------------
   Address:      25 DeForest Avenue
                 -------------------------------
                 Summit, NJ 07901
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-10845
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John E. Runnells
         -------------------------------
Title:   General Partner
         -------------------------------
Phone:   (908) 277-3737
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ John E. Runnells           Summit, New Jersey   February 11, 2005
   -------------------------------    ------------------   -----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                        --------------------

Form 13F Information Table Entry Total:             21
                                        --------------------

Form 13F Information Table Value Total:      $ 169,493
                                        --------------------
                                             (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      None

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                      FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- -----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS    SOLE    SHARED  NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- --------- ------ ------
Advanced Magnetics Inc.   COM              00753P103      143     9,100  SH              SOLE         N/A        9,100
Allscripts Health
  Solutions               COM              01988P108    4,826   452,300  SH              SOLE         N/A      452,300
Am. Med. Systems          COM              02744M108    8,984   214,877  SH              SOLE         N/A      214,877
Boston Scientific Corp.   COM              101137107    9,650   271,450  SH              SOLE         N/A      271,450
Cardiodynamics            COM              141597104    1,461   282,500  SH              SOLE         N/A      282,500
Exact Sciences            COM              30063P105    2,570   671,050  SH              SOLE         N/A      671,050
EPIX Pharmaceuticals      COM              26881Q101    2,534   271,450  SH              SOLE         N/A      271,450
Guidant                   COM              401698105   19,173   265,921  SH              SOLE         N/A      265,921
Johnson & Johnson         COM              478160104    6,319    99,638  SH              SOLE         N/A       99,638
Kyphon                    COM              510577100   53,548 2,078,740  SH              SOLE         N/A    2,078,740
Lifecell                  COM              531927101   11,803 1,154,900  SH              SOLE         N/A    1,154,900
Lifecore Biomedical       COM              532187101   12,275 1,090,100  SH              SOLE         N/A    1,090,100
McKesson                  COM              58155Q103    1,085    34,474  SH              SOLE         N/A       34,474
Micro Therapeutics        COM              59500W100    7,918 2,111,435  SH              SOLE         N/A    2,111,435
Nortel Networks           COM              656568102      208    60,000  SH              SOLE         N/A       60,000
Orthologic                COM              68750J107      125    20,000  SH              SOLE         N/A       20,000
Stereotaxis               COM              85916J102      708    72,000  SH              SOLE         N/A       72,000
Ventana Med.              COM              92276H106   15,550   243,000  SH              SOLE         N/A      243,000
Westell Technologies Inc. CLA              957541105       68    10,000  SH              SOLE         N/A       10,000
Wright Med.               COM              98235T107    7,744   271,723  SH              SOLE         N/A      271,723
Zix Corp.                 COM              98974P100    2,802   544,010  SH              SOLE         N/A      544,010